Summary of Significant Accounting Policies, Other Expenses, Net (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Political contribution	$ 200,000	$ 300,000	$ 500,000	$ 600,000	$ 773,370	$ 915,250	$ 795,275
Financing fees					807,474	3,540,636	286,228
Sales tax paid					0	610,539	0
Gain (loss) from currency exchange					$ (729,505)	$ (34,705)	$ 7,455